Note 8 - Deferred Charges, Net (Tables)	6 Months Ended
Jun. 30, 2024
Notes Tables
Schedule of Deferred Charges [Table Text Block]
Balance, January 1, 2024	$72,801
Additions	11,352
Amortization	(11,264)
Write-off and other movements (Note 7)	(780)
Balance, June 30, 2024	$72,109